Share-Based Compensation - PCUs movement (Details) - PCUs $ in Thousands		6 Months Ended	12 Months Ended
	Apr. 02, 2018 EquityInstruments	Jun. 30, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the period | EquityInstruments		67,475
Granted during the period | EquityInstruments	24,608	24,608
Vested during the period | EquityInstruments		(16,999)
Outstanding at end of the period | EquityInstruments		75,084	67,475
Weighted average contractual life
Outstanding		1 year 9 months	1 year 4 months 17 days
Aggregate fair value
Outstanding at the beginning of the period | $		$ 1,429
Granted during the period | $		576
Vested during the period | $		(410)
Outstanding at the end of the period | $		$ 1,595	$ 1,429